OPERATING LEASES (Tables)	12 Months Ended
Mar. 31, 2026
Operating Leases
SCHEDULE OF OPERATING LEASE ASSETS AND LEASE LIABILITIES

The Group’s operating lease assets and lease liabilities recognized in the consolidated balances sheets consisted of the following:

	As of March 31,
	2026	2025
Operating leases:
Operating lease right-of-use assets – third parties	$2,243,963	$473,170
Operating lease right-of-use assets – related party	82,015	167,631
Operating lease right-of-use assets	$2,325,978	$640,801

	As of March 31,
	2026	2025
Operating lease liabilities:
Current operating lease obligation – third parties	$1,081,643	$473,170
Current operating lease obligation – related party	82,015	92,694
Current operating lease obligation	$1,163,658	$565,864

Non-current operating lease obligation – third parties	$1,162,320	$-
Non-current operating lease obligation – related party	-	82,649
Non-current operating lease obligation	$1,162,320	$82,649

Total	$2,325,978	$648,513

SCHEDULE OF OPERATING LEASES
	As of March 31,
	2026	2025
Operating leases:
Weighted average remaining lease term (years)	2.64	1.00
Weighted average discount rate	5.43%	5.69%

SCHEDULE OF OPERATING LEASE OBLIGATION MATURITY

The maturity analysis of the Group’s operating lease obligations as of March 31, 2026 was as follows:

Operating leases
Year ending March 31, 2027	$856,684
Year ending March 31, 2028	287,735
Year ending March 31, 2029	1,343,112
Future minimum operating lease payment	2,487,531
Less: imputed interest	(161,553)
Operating lease liabilities recognized in the consolidated balance sheet	$2,325,978

The maturity analysis of the Group’s operating lease obligations as of March 31, 2025 was as follows:

Operating leases
Year ending March 31, 2026	$583,973
Year ending March 31, 2027	84,834
Future minimum operating lease payment	668,807
Less: imputed interest	(20,294)
Operating lease liabilities recognized in the consolidated balance sheet	$648,513